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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

Investment Company Act file number:  811-08250
                                     ---------

                       ING VP Emerging Markets Fund, Inc.
                       ----------------------------------
               (Exact name of registrant as specified in charter)

               7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

     The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202
     ----------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180
                                                    --------------

Date of fiscal year end:   December 31
                           -----------

Date of reporting period:  January 1, 2003 to June 30, 2003
                           --------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

                          (INSERT REPORTS P68020 HERE)

SEMI-ANNUAL REPORT


SEMI-ANNUAL REPORT


[PHOTO OF ABACUS]

June 30, 2003

ING VP EMERGING
MARKETS FUND, INC.


                                                                [ING FUNDS LOGO]

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

President's Letter......................................    1
Portfolio Managers' Report..............................    2
Index Descriptions......................................    5
Statement of Assets and Liabilities.....................    6
Statement of Operations.................................    7
Statements of Changes in Net Assets.....................    8
Financial Highlights....................................    9
Notes to Financial Statements...........................   10
Portfolio of Investments................................   14
Trustee and Officer Information.........................   16

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                               PRESIDENT'S LETTER
--------------------------------------------------------------------------------

[PHOTO]

JAMES M. HENNESSY

Dear Shareholder,

It would be an understatement to refer to this past year as a challenging one for investors. In the past twelve months, there have been a number of events on the geopolitical front and numerous economic setbacks that have tested investor resilience.

We are now in the third year of one of the longest economic downturns in U.S. history. And although few of us will take much comfort in the fact that we have coped through a particularly challenging time, perhaps we should.

We at ING Funds remain optimistic about the future. We acknowledge the recent difficulties, but we also prefer to look at the positives that have emerged in the wake of those difficulties. For instance, the quick actions on the part of the financial industry and government regulators following a string of recent corporate scandals may have helped regain investor trust as well as introduce new accounting standards that may bring permanent improvements to our industry.

Although I do not wish to overstate my enthusiasm, I do believe that the gradual market upturn of recent months supports our long-held philosophy that it is important for investors to remain focused on their long-term goals and maintain reasonable expectations.

We remain committed to providing quality service and innovative products to help meet the needs of our investors, and we are excited and optimistic about the future.

On behalf of ING Funds, I thank you for your continued support and confidence and look forward to serving you in the future.

Sincerely,

/s/ James M. Hennessy
James M. Hennessy
President
ING Funds
August 15, 2003

ING VP EMERGING MARKETS FUND, INC.                    PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Frits Moolhuizen, head of Equity Investments, Michiel Bootsma, Investment Manager, Jan-Wim Derks, Eric Anderson and Bratin Sanyal, Vice Presidents, all with ING Investment Management Advisors B.V., the Fund's Sub-Adviser.

GOAL: The ING VP Emerging Markets Fund (the "Fund") seeks long-term growth of capital primarily through investment in equity equivalents of emerging market companies.

MARKET OVERVIEW: MSCI Emerging Markets Free Index gained 16.1% over the six month period ending June 30, 2003, ahead of the S&P 500 Index, which rose 11.8% but lagged the NASDAQ, which rose 21.8%. Emerging markets were also ahead of Europe (up 11.6%) and Japan (up 5.1%). Emerging equities have now outperformed developed markets over the last three years by more than 10% and 15% over the last five years.

The period saw record inflows into emerging market fixed income assets pursuing higher yields as the macroeconomic picture continued to improve in the high yielding economies of Latin America. The ensuing liquidity in the fixed income markets led to sizeable contraction in debt spreads, which in turn drove equity performance not only in Latin America but also in other high yield countries like South Africa, Indonesia and lately the Philippines.

Latin America was the best performing region within emerging markets gaining 24% driven by a spectacular performance from Brazil, up 31.3% and the smaller countries -- Venezuela and Argentina. Brazil appreciated handsomely as the initial skepticism towards the new administration gave way to appreciation for conservative policy initiatives and new reform measures. Mexico's performance was a respectable 15.4% but gains were limited by concerns regarding the economic health of its largest trading partner, the United States. Peru gained 17% on account of rising copper prices, its largest commodity export item.

The EMEA (Europe, Middle East and Africa) region performed quite strongly as well, gaining 20.9%. Russian equities were in the lead gaining 46.2% as it benefited from high oil prices and improvements in corporate governance. An additional impetus for the market was the announcement of BP entering into a joint venture with a Russian oil company. Soon after, Yukos and Sibneft announced their merger plans thereby creating a formidable force in the global oil and gas sector (roughly the size of Total Fina Elf). After a strong start, Hungarian equities gave up all gains to finish -1.8% lower as the Central Bank was viewed to mismanage the currency regime. On April 16 the 10 EU acceding countries (Cyprus, Czech Republic, Estonia, Hungary, Latvia, Lithuania, Malta, Poland, Slovakia and Slovenia) signed the EU accession treaty in Athens. South Africa under performed gaining 5.2% in spite of a currency gain of 14.7% over the period.

Full of promise, early on, the laggard region was Asia, gaining 11.9%. Initially it was raising geopolitical tension vis-a-vis North Korea that lead to mediocre performance as North Korea first withdrew from its armistice pact with South Korea and then threatened to re-start its nuclear weapons program only to follow up with the admission of actually possessing nuclear weapons. Just as the region was coming to grips with its new geopolitical situation, SARS was detected in Hong Kong which was then traced back to China. However, this virulent disease quickly spread around the region creating panic, dealing a severe blow to consumer confidence, domestic demand and the leisure/tourism sector, which is an important foreign currency earner. Recently, however, markets in the region have come back to life as SARS has been effectively contained allowing focus to shift to economic data, which have remained surprisingly good. Thailand gained 38.4% followed by Indonesia 36% while the larger markets of South Korea (+8.3%) and Taiwan (+12.3%) lagged in performance.

PERFORMANCE: For the six month period ended June 30, 2003, the Fund, excluding any charges, returned 13.0% versus 16.1% for the MSCI Emerging Markets Free Index.

PORTFOLIO SPECIFICS: We began the period with an overweight in Asia, which we started trimming as South Korea began getting impacted by news flow from North Korea. We were also fairly quick in reducing China as SARS was reported there.

PORTFOLIO MANAGERS' REPORT                    ING VP EMERGING MARKETS FUND, INC.
--------------------------------------------------------------------------------

The funds performance against the benchmark has been negatively impacted by a combination of factors. Firstly, extremely volatile in/outflows, contributing to a turnover of more than 65% (one way) per month has contributed to loss of performance specifically as large inflows tended to coincide with rising markets. Secondly, the large capitalization bias of the fund has had an adverse impact on performance as the smaller and less liquid companies have outperformed. Moreover, the markets which are deemed less attractive from the medium to longer term perspective e.g. Argentina, Venezuela, etc. greatly outperformed the mainstream markets in the Emerging Markets universe. We also missed a short but sharp rally in petrochemical stocks early in the year and a rally in domestic Israeli companies towards the end of the Mid-east conflict.

More recently we have added to our positions in Korea as much of the negative news has been priced in and introduced some defensive names in China. Elsewhere in the region we maintained our overweights in India, Indonesia and Thailand. We have maintained our overweight in Latin America primarily via Brazil and Mexico both of which have benefited the Fund. Recently, we have trimmed our positions in Brazil while maintaining our overweight stance. In the EMEA region we are overweight in Eastern Europe and Russia while maintaining South Africa as an underweight. We have increased our weighting in Poland early this year to profit from the convergence theme as it remains to be well played out in the equity markets there. Some notable out performers in our portfolio have been Gerdau (+71.6%), Yukos (+50.5%), Checkpoint software (+50.3%), Teva (+47.4%) and
Huaneng Power (+42.4%) whereas some of the under achievers have been OTP Bank (-1.5%), Synnex tech (-7.5%), Kookmin Bank (-14.4%), SK Telekom (-11.6%),
Goldfields (-12.7%).

MARKET OUTLOOK: In spite of all the uncertainties related to the outcome of the war in Iraq and its implications for the global economy, we remain constructive on the emerging markets asset class. We believe emerging markets may potentially deliver another year of approximately 15-20% earnings growth given our assumption of a gradual recovery in global economic growth. As global risk aversion declines we expect multiple expansion within the emerging markets as valuations remain at a deep discount to developed markets and at very low levels historically. For 2003 average P/E's are at around 10 times. Furthermore, emerging economies are expected to grow by 3.7% on average in 2003 versus 1.7% in developed markets. In addition, with the dividend yield of approximately 2.5% we also see yield support. The key risks to our relatively optimistic assessment of emerging market equities could be a global economic downturn or a conflict in North Korea. Stubbornly high oil prices could also negatively impact the Asian economies that are large consumers of oil, namely, South Korea, China and India. Our strategy is to focus on countries where economic growth is rebounding and on companies with improving cash flows, solid balance sheets and attractive valuations. We are currently finding the best opportunities in Brazil, Mexico, Thailand, India and Eastern Europe.

ING VP EMERGING MARKETS FUND, INC.                    PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

                        AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED JUNE 30, 2003
                       ------------------------------------------------------------------
                                                                         SINCE INCEPTION
                       1 YEAR                   5 YEAR                       3/30/94
                       ------                   ------                       -------
ING VP Emerging
  Markets Fund          1.00%                    0.85%                        -2.09%
MSCI EMF Index          6.96%                    2.52%                        -1.97%(1)
MSCI EAFE Index        -6.06%                   -3.68%                         2.13%(1)

Based on a $10,000 initial investment, the table above illustrates the total return of ING VP Emerging Markets Fund against the MSCI EMF Index and MSCI EAFE Index. The Indices are unmanaged and have no cash in their portfolio, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 4/1/94.

PRINCIPAL RISK FACTOR(S): International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic. Risks of foreign investing are generally intensified for investments in emerging markets. The Fund invests in companies that the Sub-Adviser believes have the potential for rapid growth which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles. The Fund may invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies. The value of convertible or debt securities may fall when interest rates rise.

                 See accompanying index descriptions on page 5.

                               INDEX DESCRIPTIONS
--------------------------------------------------------------------------------

The MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX consists of more than 1,000 securities taken from the largest market capitalization companies based in Europe, Australia and Asia (Australasia), and the Far East.

The MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMERGING MARKETS FREE (EMF) INDEX is an unmanaged index which is comprised of companies representative of the market structure of 22 emerging countries in Europe, Latin America and the Pacific Rim Basin.

The NASDAQ COMPOSITE INDEX is a broad-based capitalization-weighted index of all NASDAQ National Market and SmallCap stocks.

The STANDARD & POORS (S&P) 500 INDEX is a widely recognized, unmanaged index of 500 common stocks.

                           All indices are unmanaged.
                An investor cannot invest directly in an index.

      STATEMENT OF ASSETS AND LIABILITIES as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investments in securities, at value*                          $ 15,546,178
Foreign currencies at value**                                       26,032
Receivables:
  Investment securities sold                                       404,173
  Fund shares sold                                                 253,398
  Dividends and interest                                            67,185
  Other                                                              1,685
Other Investments (Note 2)                                         353,965
Prepaid expenses                                                       396
                                                              ------------
  Total assets                                                  16,653,012
                                                              ------------
LIABILITIES:
Payable for investment securities purchased                         70,218
Payable for fund shares redeemed                                     5,135
Payable for securities loaned                                      353,965
Payable to affiliates                                               12,261
Payable to custodian                                               145,675
Payable for trustee fees                                             3,576
Other accrued expenses and liabilities                             186,953
                                                              ------------
  Total liabilities                                                777,783
                                                              ------------
NET ASSETS (EQUIVALENT TO $5.05 PER SHARE ON 3,140,688
  SHARES OUTSTANDING)                                         $ 15,875,229
                                                              ============
NET ASSETS WERE COMPRISED OF:
Paid-in capital -- shares of beneficial interest at $0.001
  par value (500,000,000 shares authorized)                     26,479,808
Accumulated net investment income                                   68,319
Accumulated net realized loss on investments and foreign
  currencies                                                   (12,417,455)
Net unrealized appreciation of investments and foreign
  currencies                                                     1,744,557
                                                              ------------
NET ASSETS                                                    $ 15,875,229
                                                              ============
------------------
*  Cost of investments in securities                          $ 13,802,046
** Cost of foreign currencies                                 $     26,039

                 See Accompanying Notes to Financial Statements

   STATEMENT OF OPERATIONS for the six months ended June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes)*                             $  233,948
  Interest                                                           3,851
  Securities lending income                                            528
                                                                ----------
     Total investment income                                       238,327
                                                                ----------
EXPENSES:
  Investment management fees                                        61,051
  Administrative service fees                                        7,182
  Custody and accounting expense                                    51,038
  Shareholder reporting expense                                     17,702
  Transfer agent fees                                                9,050
  Professional fees                                                 19,740
  Trustees' fees                                                     2,534
  Insurance expense                                                    655
  Miscellaneous expenses                                             1,056
                                                                ----------
     Total expenses                                                170,008
                                                                ----------
  Net investment income                                             68,319
                                                                ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCIES
  Net realized gain on investments                                  58,774
  Net realized loss on foreign currencies                           (2,553)
                                                                ----------
     Net realized gain on investments and foreign currencies        56,221
  Net change in unrealized appreciation of investments and
     foreign currencies                                          1,823,823
                                                                ----------
     Net realized and unrealized gain on investments and
      foreign currencies                                         1,880,044
                                                                ----------
  INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $1,948,363
                                                                ==========
------------------
* Foreign taxes                                                 $   27,904

                 See Accompanying Notes to Financial Statements

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                               SIX MONTHS
                                                                 ENDED        YEAR ENDED
                                                                JUNE 30,     DECEMBER 31,
                                                                  2003           2002
                                                                  ----           ----
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)                                  $     68,319   $    (78,933)
Net realized gain (loss) on investments and foreign
  currencies                                                        56,221     (1,105,640)
Net change in unrealized appreciation (depreciation) of
  investments and foreign currencies                             1,823,823       (330,213)
                                                              ------------   ------------
Net increase (decrease) in net assets resulting from
  operations                                                     1,948,363     (1,514,786)
                                                              ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                31,201,786     55,718,792
Cost of shares redeemed                                        (32,135,388)   (56,104,711)
                                                              ------------   ------------
Net decrease in net assets resulting from capital share
  transactions                                                    (933,602)      (385,919)
                                                              ------------   ------------
Net increase (decrease) in net assets                            1,014,761     (1,900,705)
NET ASSETS:
Beginning of period                                             14,860,468     16,761,173
                                                              ------------   ------------
End of period                                                 $ 15,875,229   $ 14,860,468
                                                              ------------   ------------
Undistributed net investment income at end of period          $     68,319   $         --
                                                              ============   ============

                 See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS              ING VP EMERGING MARKETS FUND, INC. (UNAUDITED)
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                    SIX MONTHS
                                                                      ENDED                YEAR ENDED DECEMBER 31,
                                                                     JUNE 30,    -------------------------------------------
                                                                       2003       2002     2001    2000(1)    1999     1998
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                           $       4.47       4.93     7.63    12.81      5.76     8.91
 Income from investment operations:
 Net investment income (loss)                                   $       0.02      (0.02)    0.02    (0.07)    (0.02)    0.06
 Net realized and unrealized gain (loss) on investments         $       0.56      (0.44)   (1.15)   (5.11)     7.20    (2.64)
 Total from investment operations                               $       0.58      (0.46)   (1.13)   (5.18)     7.18    (2.58)
 Less distributions from:
 Net investment income                                          $         --         --       --       --      0.04     0.04
 Net realized gain on investments                               $         --         --     1.57       --        --     0.62
 Total distributions                                            $         --         --     1.57       --      0.04     0.66
 Net asset value, end of period                                 $       5.05       4.47     4.93     7.63     12.81     5.67
 TOTAL RETURN(2)                                                %      12.98      (9.33)  (10.42)  (40.44)   127.14   (27.95)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                              $     15,875     14,860   16,761   21,979    38,803   15,391
 Ratio of expenses to average net assets:
 Expenses(3)                                                    %       2.37       2.33     1.85     1.74      1.70     2.08
 Net investment income (loss)(3)                                %       0.95      (0.45)    0.30    (0.51)    (0.25)    0.84
 Portfolio turnover rate                                        %        226        132      113      255       183      121
----------------------------------------------------------------------------------------------------------------------------

(1) Effective July 26, 2000, ING Investments, LLC, became the Investment Manager of the Fund.

(2) Total return is calculated assuming reinvestment of all dividend and capital gain distributions at net asset value and is not annualized.

(3) Ratio is annualized for periods less than a year.

                 See Accompanying Notes to Financial Statements

         NOTES TO FINANCIAL STATEMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

Organization. ING VP Emerging Markets Fund, Inc., (the "Fund") is an open-end, non-diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund's Investment objective is to seek long-term growth of capital through investment primarily in equity securities of companies domiciled in, or doing business in, emerging countries and emerging markets. With the exception of shares held in connection with initial capital of the Trust, shares of the Trust are currently being offered only to participating insurance companies for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies issued by the participating insurance companies.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements:

A. Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Portfolio securities reported by NASDAQ will be valued at NASDAQ official closing price. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities. U.S. Government obligations are valued by using market quotations or independent pricing services which uses prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

      Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Fund's Board of Directors ("Board"), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Fund calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Fund's Board, in accordance with methods that are specifically authorized by the Board. If a significant event which is likely to impact the value of one or more foreign securities held by a Fund occurs after the time at which the foreign market for such security (ies) closes but before the time that the Fund's net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security (ies) at the time the Fund calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board of Directors/Trustees has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Fund calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Fund could obtain if it were to sell the security at the time of the close of the NYSE.

      Investments in securities maturing in less than 60 days at the date of acquisition are valued

         NOTES TO FINANCIAL STATEMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

      at amortized cost, which, when combined with accrued interest, approximates market value.

B. Federal Income Taxes. It is the Funds's policy to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to "regulated investment companies" and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income and net realized capital gains, the Trust intends not to be subject to any federal excise tax.

C. Distributions. Dividends from net investment income and net realized capital gains, if any, are normally declared and paid annually, but the Trust may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. Distributions are recorded on the ex-dividend date. The character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

D. Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

E. Foreign Currency Transactions. Assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at current exchange rates. Purchases and sales of investments, as well as income and expense items denominated in a foreign currency, are translated at the rates of exchange prevailing on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from translation gains or losses due to changes in exchange rates and realized gains and losses on the settlement of foreign currency denominated receivables and payables. Realized gains and losses from the sale of foreign currencies as well as the settlement of forward foreign exchange contracts are separately disclosed in the statement of operations. The Trust may enter into forward foreign exchange contracts in order to hedge against foreign currency risk in the purchase or sale of securities denominated in foreign currency. The Trust may also enter into such contracts to hedge against changes in foreign currency exchange rates on portfolio positions. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as unrealized gains or losses. The Trust authorizes its custodian to place and maintain equity securities in a segregated account of the Trust having a value equal to the aggregate amount of the Trust's commitments under forward foreign currency contracts entered into with respect to position hedges. The Trust did not have any open forward foreign currency contracts outstanding at June 30, 2003.

F. Distributions. Dividends from net investment income and net realized capital gains are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

G. Securities Lending. Under an agreement with Brown Brothers Harriman ("BBH"), the Fund can lend its securities to approved brokers, dealers and other financial institutions. It has the option to temporarily loan up to 30% of its total assets in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash or U.S. Government securities. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities

         NOTES TO FINANCIAL STATEMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

loaned. The cash collateral received is reflected in Other Investments on the Statement of Assets and Liabilities. The cash collateral received as of June 30, 2003 is $353,965. The cash collateral received is invested in the Securities Lending Investment Fund ("SLIF") which is a series of the Brown Brothers Investment Trust ("BBIT"). The BBIT is a Delaware business trust whose units are not offered for sale to the public, and whose purchasers are qualified purchasers such as registered investment companies ("RICs") in accordance with the provisions of Section 3(C) of the Investment Company Act of 1940. The standard investment guidelines are modeled after SEC Rule 2a-7. A portion of the income generated by the investment of the collateral, net of any rebates paid by BBH to borrowers, is remitted to BBH as lending agent and the remainder is paid to the Fund. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral. At June 30, 2003, the Fund had securities on loan with a total market value of $340,953.

H. Illiquid and Restricted Securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board. The Fund will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

NOTE 3 -- INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Fund pays an investment advisory fee to ING Investments, LLC ("Investment Advisor") at an annual rate of 0.85% of the Fund's average daily net assets. The Investment Advisor voluntarily agreed to reimburse the Fund if total annual expenses (including management fees, but excluding interest, taxes, brokerage commission and extraordinary expenses) exceed 2.50% of the Fund's average net assets. No reimbursement was required for the period ended June 30, 2003.

ING Funds Services, LLC (the "Administrator") serves as Administrator to the Fund. The Fund pays the Administrator a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. ING Investment Management Advisors BV, a registered investment advisor, serves as the subadviser to the Fund effective December 5, 2002.

NOTE 4 -- OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2003, the Fund had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities:

ACCRUED       ACCRUED
ADVISORY   ADMINISTRATIVE
  FEE           FEE          TOTAL
--------   --------------   -------
$10,970        $1,291       $12,261

The Fund has adopted a Retirement Policy covering all independent trustees of the Fund who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement.

NOTE 5 -- INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sales of investments for the period ended June 30, 2003, excluding short-term securities, were $30,349,541 and $32,159,584, respectively.

         NOTES TO FINANCIAL STATEMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

NOTE 6 -- INVESTMENT AND CONCENTRATION RISKS

The Trust makes significant investments in foreign securities and has a policy of investing in the securities of companies that own or develop natural resources and other basic commodities, or supply goods and services to such companies. There are certain risks involved in investing in foreign securities or concentrating in specific industries such as natural resources that are in addition to the usual risks inherent in domestic investments. These risks include those resulting from future adverse political and economic developments, as well as the possible imposition of foreign exchange or other foreign governmental restrictions or laws, all of which could affect the market and/or credit risk of the investments.

NOTE 7 -- CAPITAL SHARE TRANSACTIONS

Transactions in capital shares and dollars were as follows:

                                           SIX MONTHS ENDED                         YEAR ENDED
                                            JUNE 30, 2003                        DECEMBER 31, 2002
                                    ------------------------------        -------------------------------
                                      SHARES            DOLLARS             SHARES             DOLLARS
                                    ----------        ------------        -----------        ------------
Shares sold                          6,868,183        $ 31,201,786         11,401,672        $ 55,718,792
Shares redeemed                     (7,049,762)        (32,135,388)       (11,478,352)        (56,104,711)
                                    ----------        ------------        -----------        ------------
Net decrease                          (181,579)       $   (933,602)           (76,680)       $   (385,919)
                                    ==========        ============        ===========        ============

NOTE 8 -- FEDERAL INCOME TAXES

During the period ended June 30, 2003, the foreign taxes paid or withheld were $27,904. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. There were no dividends or distributions to shareholders for the period ended June 30, 2003.

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. Key differences are the treatment of short-term capital gains, foreign currency transactions, organization costs and other temporary differences. To the extend that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent distributions exceed net investment income and/or net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.

Capital loss carryforwards, which may be used to offset future realized capital gains for federal income tax purposes were as follows at December 31, 2002:

  AMOUNT     EXPIRATION DATES
-----------  ----------------
$12,410,920     2009-2010

ING
VP EMERGING
MARKETS
FUND,
INC.        PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

  Shares                                                            Value
----------------------------------------------------------------------------
COMMON STOCKS: 96.1%
                    BRAZIL: 9.9%
     4,925          Banco Itau Holding Financeira SA ADR         $   166,958
     1,210    A     Brasil Telecom Participacoes SA ADR               45,315
     6,200          Cia de Bebidas das Americas ADR                  126,170
    12,400          Cia Energetica de Minas Gerais ADR               114,452
    22,400          Cia Paranaense de Energia ADR                     67,200
     5,810          Cia Vale do Rio Doce ADR                         172,325
    12,504          Gerdau SA ADR                                    146,922
    28,400          Petroleo Brasileiro SA ADR                       504,384
     6,600    A     Tele Norte Leste Participacoes SA ADR             77,088
    36,700   @, A   Telesp Celular Participacoes SA ADR              143,130
                                                                 -----------
                    TOTAL BRAZIL                                   1,563,944
                                                                 -----------
                    CHILE: 0.5%
     7,200          Cia de Telecomunicaciones de Chile SA ADR         84,960
                                                                 -----------
                    TOTAL CHILE                                       84,960
                                                                 -----------
                    CHINA: 3.5%
    28,500          Byd Co. Ltd.                                      63,775
   646,000          China Petroleum & Chemical Corp.                 154,083
   492,000          China Telecom Corp. Ltd.                         112,934
    88,000          Huaneng Power Intl., Inc.                        100,434
    15,000    @     Lianhua Supermarket Holdings Co. Ltd.              7,982
   266,000          Zhejiang Expressway Co. Ltd.                     110,007
                                                                 -----------
                    TOTAL CHINA                                      549,215
                                                                 -----------
                    CZECHOSLOVAKIA: 0.7%
     4,650          Komercni Banka AS GDR                            111,600
                                                                 -----------
                    TOTAL CZECHOSLOVAKIA                             111,600
                                                                 -----------
                    HONG KONG: 3.9%
    80,500          China Mobile Ltd.                                189,942
    40,000          Citic Pacific Ltd.                                72,838
    97,000          CNOOC Ltd.                                       141,803
   126,000          Cofco Intl. Ltd.                                  48,473
   988,000    @     First Pacific Co.                                172,308
                                                                 -----------
                    TOTAL HONG KONG                                  625,364
                                                                 -----------
                    HUNGARY: 1.5%
    12,250    @     OTP Bank RT GDR                                  235,813
                                                                 -----------
                    TOTAL HUNGARY                                    235,813
                                                                 -----------
                    INDIA: 5.5%
    15,200          Larsen & Toubro Ltd. GDR                         158,536
    14,338          Ranbaxy Laboratories Ltd. GDR                    277,870
    15,100    #     Reliance Industries Ltd. GDR                     219,705
    49,700          Tata Motors Ltd. GDR                             207,746
                                                                 -----------
                    TOTAL INDIA                                      863,857
                                                                 -----------
                    INDONESIA: 1.7%
   109,769    @     Astra Intl. Tbk PT                                47,567
   337,000    @     Bank Mandiri Persero Tbk PT                       27,573
    64,000          Gudang Garam Tbk PT                               79,127
   199,500          Telekomunikasi Indonesia Tbk PT                  111,841
                                                                 -----------
                    TOTAL INDONESIA                                  266,108
                                                                 -----------
                    ISRAEL: 3.3%
     4,700    @     Check Point Software Technologies                 91,885
     7,500          Teva Pharmaceutical Industries ADR               426,975
                                                                 -----------
                    TOTAL ISRAEL                                     518,860
                                                                 -----------
                    LUXENBOURG: 0.4%
       930          ABM AMRO Bank ADR                                 65,339
                                                                 -----------
                    TOTAL LUXENBOURG                                  65,339
                                                                 -----------

  Shares                                                            Value
----------------------------------------------------------------------------
                    MALAYSIA: 3.6%
    80,000          Gamuda BHD                                   $   129,474
    16,800          Genting BHD                                       66,316
    54,000          IOI Corp BHD                                      81,000
    42,400          Malayan Banking BHD                               95,958
   158,250          Public Bank BHD                                  125,767
    31,000          Resorts World BHD                                 79,947
                                                                 -----------
                    TOTAL MALAYSIA                                   578,462
                                                                 -----------
                    MEXICO: 8.4%
    11,964          America Movil SA de CV ADR                       224,325
     6,000          Cemex SA de CV ADR                               133,740
     2,850          Fomento Economico Mexicano SA de CV ADR          117,420
    22,400          Grupo Financiero Banorte SA de CV                 63,392
   229,200    @     Grupo Financiero BBVA Bancomer                   194,152
     2,890          Grupo Televisa SA ADR                             99,705
     9,410          Telefonos de Mexico SA de CV ADR                 295,662
     6,665          TV Azteca SA de CV ADR                            43,322
    56,600          Wal-Mart de Mexico SA de CV                      167,291
                                                                 -----------
                    TOTAL MEXICO                                   1,339,009
                                                                 -----------
                    PHILIPPINES: 0.1%
   130,000          Ayala Land, Inc.                                  14,594
                                                                 -----------
                    TOTAL PHILIPPINES                                 14,594
                                                                 -----------
                    POLAND: 1.7%
     6,000          Bank Pekao SA GDR                                151,200
    35,000          Telekomunikacja Polska SA GDR                    123,550
                                                                 -----------
                    TOTAL POLAND                                     274,750
                                                                 -----------
                    RUSSIA: 4.9%
     4,231          LUKOIL ADR                                       332,556
     2,800          Surgutneftegaz ADR                                71,680
     3,400    A     Surgutneftegaz ADR                                70,380
     5,424          YUKOS ADR                                        301,846
                                                                 -----------
                    TOTAL RUSSIA:                                    776,462
                                                                 -----------
                    SOUTH AFRICA: 8.7%
    43,300          ABSA Group Ltd.                                  202,605
     3,200          Anglogold Ltd. ADR                               102,080
   160,700          FirstRand Ltd.                                   163,482
    22,300          Gold Fields Ltd. ADR                             271,614
     5,500          Harmony Gold Mining Co. Ltd. ADR                  74,085
     1,350          Impala Platinum Holdings Ltd.                     80,173
     5,100          Sappi Ltd.                                        61,322
    16,800          Sasol Ltd.                                       186,903
    54,800          Standard Bank Group Ltd.                         239,340
                                                                 -----------
                    TOTAL SOUTH AFRICA                             1,381,604
                                                                 -----------
                    SOUTH KOREA: 18.6%
     4,290          Daishin Securities Co. Ltd.                       74,343
     3,450          Honam Petrochemical Corp.                        101,377
     3,090          Hyundai Motor Co.                                 81,745
    11,233          Kookmin Bank                                     338,542
     4,540          Korea Electric Power Corp.                        71,834
     3,660          KT Corp.                                         143,091
     1,650          KT Corp. ADR                                      32,522
    13,272    #     KT&G Corp. GDR                                   109,892
     4,540          LG Chem Ltd.                                     182,436
     2,460          LG Electronics, Inc.                             102,560
     1,020          Nong Shim Co. Ltd.                               101,712
     2,510          POSCO                                            260,561
     2,430          Samsung Electronics Co. Ltd.                     722,185
     2,540          Samsung Fire & Marine Insurance Co. Ltd.         123,545
    29,630          Samsung Heavy Industries Co. Ltd.                118,817
       510          Shinsegae Co. Ltd.                                79,627
     1,770          SK Telecom Co. Ltd.                              302,285
                                                                 -----------
                    TOTAL SOUTH KOREA                              2,947,074
                                                                 -----------

                 See Accompanying Notes to Financial Statements

ING
VP EMERGING
MARKETS
FUND,
INC.        PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                            Value
----------------------------------------------------------------------------
                    TAIWAN: 11.7%
    28,000          Asustek Computer, Inc.                       $    70,789
    43,000          China Motors Co.                                  78,893
   168,000          Chinatrust Financial Holding Co.                 135,429
    25,450          Compal Electronics, Inc. GDR                     170,515
    37,200          Compal Electronics, Inc.                          49,872
   248,000          Fubon Financial Holding Co. Ltd.                 198,486
    58,000          HON HAI Precision Industry                       210,315
   187,000          Nan Ya Plastic Corp.                             202,615
    25,300          Synnex Technology Intl. Corp.                     35,453
    25,400          Synnex Technology Intl. Corp. GDR                142,240
   198,900    @     Taiwan Semiconductor Manufacturing Co. Ltd.      327,573
   369,000    @     United Microelectronics Corp.                    237,755
                                                                 -----------
                    TOTAL TAIWAN                                   1,859,935
                                                                 -----------
                    THAILAND: 3.6%
   251,600          Bangkok Expressway PCL                           119,696
    22,500          BEC World PLC                                    128,449
    59,700    @     Kasikornbank PCL                                  55,738
   585,000          Land & House Pub Co. Ltd.                        132,196
   156,900          National Finance PCL                              56,355
    18,500          Siam Cement PCL                                   73,930
                                                                 -----------
                    TOTAL THAILAND                                   566,364
                                                                 -----------
                    TURKEY: 1.1%
38,644,116          Akbank TAS                                       114,481
 9,986,000    @     Turkcell Iletisim Hizmet AS                       66,914
                                                                 -----------
                    TOTAL TURKEY                                     181,395
                                                                 -----------
                    UNITED KINGDOM: 2.8%
    29,500          Anglo American PLC                               450,285
                                                                 -----------
                    TOTAL UNITED KINGDOM                             450,285
                                                                 -----------
                    Total Common Stocks (Cost $13,527,749)        15,254,994
                                                                 -----------
PREFERRED STOCK: 1.8%
                    SOUTH KOREA: 1.8%
     2,040          Samsung Electronics Co. Ltd.                     291,184
                                                                 -----------
                    TOTAL SOUTH KOREA                                291,184
                                                                 -----------
                    Total Preferred Stock (Cost $274,297)            291,184
                                                                 -----------

            TOTAL INVESTMENTS IN SECURITIES
             (COST $13,802,046)*                          97.9%  $15,546,178
            OTHER ASSETS AND LIABILITIES-NET                2.1      329,051
                                                        -------  -----------
            NET ASSETS                                   100.0%  $15,875,229
                                                        =======  ===========

 @      Non-income producing security
 ADR    American Depository Receipt
 GDR    Global Depository Receipt
 A      Loaned security, a portion or all of the security is on loan at June 30, 2003.
 #      Securities with purchases pursuant to Rule 144A, under the
        Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
 *      Cost for federal income tax purposes is the same as for
        financial statement purposes. Net unrealized appreciation
        consists of:

      Gross Unrealized Appreciation                               $1,995,971
      Gross Unrealized Depreciation                                 (251,839)
                                                                  ----------
      Net Unrealized Appreciation                                 $1,744,132
                                                                  ==========

                                                             Percentage of
Industry Group                                                Net Assets
--------------------------------------------------------------------------
Agriculture                                                        1.7%
Auto Manufacturers                                                 2.3%
Banks                                                             14.0%
Beverages                                                          1.5%
Building Materials                                                 1.3%
Chemicals                                                          4.4%
Commercial Services                                                1.4%
Computers                                                          2.7%
Diversified Financial Services                                     3.7%
Electric                                                           2.2%
Electrical Components & Equipment                                  7.4%
Electronics                                                        1.6%
Engineering & Construction                                         0.8%
Entertainment                                                      0.5%
Food                                                               1.0%
Forest Products & Paper                                            0.4%
Holding Companies-Diversified                                      2.5%
Home Builders                                                      0.8%
Insurance                                                          0.8%
Internet                                                           0.6%
Iron/Steel                                                         2.6%
Lodging                                                            0.4%
Media                                                              1.7%
Mining                                                             7.2%
Oil & Gas                                                         11.1%
Pharmaceuticals                                                    4.4%
Real Estate                                                        0.1%
Retail                                                             1.9%
Semiconductors                                                     3.6%
Shipbuilding                                                       0.7%
Telecommunications                                                12.3%
Other Assets and Liabilities, Net                                  2.1%
                                                                 -----
                                                                 100.0%
                                                                 =====

                 See Accompanying Notes to Financial Statements

                  TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------
The business and affairs of the Trusts are managed under the direction of the Trusts' Board of Trustees. A Trustee who is not an interested person of the Trusts, as defined in the 1940 Act, is an independent trustee ("Independent Trustee"). The Trustees and Officers of the Trust are listed below. The Statement of Additional Information includes additional information about trustees of the Registrant and is available, without charge, upon request at 1-800-992-0180.

                                                   TERM OF OFFICE
                                POSITION(S) HELD    AND LENGTH OF            PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE             WITH COMPANY     TIME SERVED(1)           DURING THE PAST FIVE YEARS
---------------------           ----------------   --------------           --------------------------
INDEPENDENT TRUSTEES

Paul S. Doherty(2)                Trustee          July 2000 -       Mr. Doherty is President and Partner,
7337 E. Doubletree Ranch Rd.                       Present           Doherty, Wallace, Pillsbury and Murphy,
Scottsdale, AZ 85258                                                 P.C., Attorneys (1996 - Present);
Born: 1934                                                           Director, Tambrands, Inc. (1993 - 1998);
                                                                     and Trustee of each of the funds managed
                                                                     by Northstar Investment Management
                                                                     Corporation (1993 - 1999).

J. Michael Earley(3)              Trustee          February 2002 -   President and Chief Executive Officer,
7337 E. Doubletree Ranch Rd.                       Present           Bankers Trust Company, N.A. (1992 -
Scottsdale, AZ 85258                                                 Present).
Born: 1945

R. Barbara Gitenstein(2)          Trustee          February 2002 -   President, College of New Jersey (1999 -
7337 E. Doubletree Ranch Rd.                       Present           Present). Formerly, Executive Vice
Scottsdale, AZ 85258                                                 President and Provost, Drake University
Born: 1948                                                           (1992 - 1998).

Walter H. May(2)                  Trustee          July 2000 -       Retired. Formerly, Managing Director and
7337 E. Doubletree Ranch Rd.                       Present           Director of Marketing, Piper Jaffray,
Scottsdale, AZ 85258                                                 Inc.; Trustee of each of the funds
Born: 1936                                                           managed by Northstar Investment
                                                                     Management Corporation (1996 - 1999).

Jock Patton(2)                    Trustee          July 2000 -       Private Investor (June 1997 - Present).
7337 E. Doubletree Ranch Rd.                       Present           Formerly Director and Chief Executive
Scottsdale, AZ 85258                                                 Officer, Rainbow Multimedia Group, Inc.
Born: 1945                                                           (January 1999 - December 2001); Director
                                                                     of Stuart Entertainment, Inc.; Director
                                                                     of Artisoft, Inc. (1994 - 1998).

David W.C. Putnam(3)              Trustee          July 2000 -       President and Director, F.L. Putnam
7337 E. Doubletree Ranch Rd.                       Present           Securities Company, Inc. and its
Scottsdale, AZ 85258                                                 affiliates; President, Secretary and
Born: 1939                                                           Trustee, The Principled Equity Market
                                                                     Fund. Formerly, Trustee, Trust Realty
                                                                     Trust (December Corp.; Anchor Investment
                                                                     Trust; Bow 2000 - Present); Ridge Mining
                                                                     Company and each of the F.L. Putnam
                                                                     funds managed by Northstar Investment
                                                                     Foundation Management Corporation (1994
                                                                     - 1999).

                                NUMBER OF
                               PORTFOLIOS
                                 IN FUND
                                 COMPLEX
                               OVERSEEN BY        OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE            TRUSTEE            HELD BY TRUSTEE
---------------------          -----------        -------------------
INDEPENDENT TRUSTEES
Paul S. Doherty(2)                111                      --
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ 85258
Born: 1934

J. Michael Earley(3)              111                      --
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ 85258
Born: 1945
R. Barbara Gitenstein(2)          111                      --
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ 85258
Born: 1948
Walter H. May(2)                  111        Best Prep Charity (1991 -
7337 E. Doubletree Ranch Rd.                 Present).
Scottsdale, AZ 85258
Born: 1936

Jock Patton(2)                    111        Director, Hypercom, Inc.
7337 E. Doubletree Ranch Rd.                 (January 1999 - Present); JDA
Scottsdale, AZ 85258                         Software Group, Inc. (January
Born: 1945                                   1999 - Present); Buick of
                                             Scottsdale, Inc.; and National
                                             Airlines, Inc.
David W.C. Putnam(3)              111        Anchor International Bond
7337 E. Doubletree Ranch Rd.                 (December 2000 - Present);
Scottsdale, AZ 85258                         Progressive Capital
Born: 1939                                   Accumulation Trust (August
                                             1998 - Present); Principled
                                             Equity Market Fund (November
                                             1996 - Present), Mercy
                                             Endowment Foundation (1995 -
                                             Present); Director, F.L.
                                             Putnam Investment Management
                                             Company (December 2001 -
                                             Present); Asian American Bank
                                             and Trust Company (June 1992 -
                                             Present); and Notre Dame
                                             Health Care Center (1991 -
                                             Present) F.L. Putnam
                                             Securities Company, Inc. (June
                                             1978 - Present); and an
                                             Honorary Trustee, Mercy
                                             Hospital (1973 - Present).

--------------------------------------------------------------------------------

                                                   TERM OF OFFICE
                                POSITION(S) HELD    AND LENGTH OF            PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE             WITH COMPANY     TIME SERVED(1)           DURING THE PAST FIVE YEARS
---------------------           ----------------   --------------           --------------------------
INDEPENDENT TRUSTEES
Blaine E. Rieke(3)                Trustee          February 2001 -   General Partner, Huntington Partners
7337 E. Doubletree Ranch Rd.                       Present           (January 1997 - Present). Chairman of
Scottsdale, AZ 85258                                                 the Board and Trustee of each of the
Born: 1933                                                           funds managed by ING Investment
                                                                     Management Co. LLC (November 1998 -
                                                                     February 2001).

Roger B. Vincent(3)               Trustee          February 2002 -   President, Springwell Corporation (1989
7337 E. Doubletree Ranch Rd.                       Present           - Present). Formerly, Director Tatham
Scottsdale, AZ 85258                                                 Offshore, Inc. (1996 - 2000).
Born: 1945

Richard A. Wedemeyer(2)           Trustee          February 2001 -   Retired. Mr. Wedemeyer was formerly Vice
7337 E. Doubletree Ranch Rd.                       Present           President -- Finance and Administration,
Scottsdale, AZ 85258                                                 Channel Corporation (June 1996 - April
Born: 1936                                                           2002). Formerly Vice President,
                                                                     Operations and Administration, Jim
                                                                     Henson Productions. (1979 - 1997);
                                                                     Trustee, First Choice Funds (1997 -
                                                                     2001); and of each of the funds managed
                                                                     by ING Investment Management Co. LLC
                                                                     (1998 - 2001).
TRUSTEES WHO ARE "INTERESTED
 PERSONS"

Thomas J. McInerney(4)            Trustee          February 2001 -   Chief Executive Officer, ING U.S.
7337 E. Doubletree Ranch Rd.                       Present           Financial Services (September 2001 -
Scottsdale, AZ 85258                                                 Present); General Manager and Chief
Born: 1956                                                           Executive Officer, ING U.S. Worksite
                                                                     Financial Services (December 2000 -
                                                                     Present); Member ING Americas Executive
                                                                     Committee (2001 - Present); President,
                                                                     Chief Executive Officer and Director of
                                                                     Northern Life Insurance Company (March
                                                                     2001 - October 2002), ING Aeltus Holding
                                                                     Company, Inc. (2000 - Present), ING
                                                                     Retail Holding Company (1998 - Present),
                                                                     ING Life Insurance and Annuity Company
                                                                     (September 1997 - November 2002) and ING
                                                                     Retirement Holdings, Inc. (1997 -
                                                                     Present). Formerly, General Manager and
                                                                     Chief Executive Officer, ING Worksite
                                                                     Division (December 2000 - October 2001),
                                                                     President ING-SCI, Inc. (August 1997 -
                                                                     December 2000); President, Aetna
                                                                     Financial Services (August 1997 -
                                                                     December 2000).

                                NUMBER OF
                               PORTFOLIOS
                                 IN FUND
                                 COMPLEX
                               OVERSEEN BY        OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE            TRUSTEE            HELD BY TRUSTEE
---------------------          -----------        -------------------
INDEPENDENT TRUSTEES
Blaine E. Rieke(3)                111        Morgan Chase Trust Co.
7337 E. Doubletree Ranch Rd.                 (January 1998 - Present).
Scottsdale, AZ 85258
Born: 1933

Roger B. Vincent(3)               111        Director, AmeriGas Propane,
7337 E. Doubletree Ranch Rd.                 Inc. (1998 - Present).
Scottsdale, AZ 85258
Born: 1945
Richard A. Wedemeyer(2)           111        Touchstone Consulting Group
7337 E. Doubletree Ranch Rd.                 (1997 - Present).
Scottsdale, AZ 85258
Born: 1936

TRUSTEES WHO ARE "INTERESTED
 PERSONS"
Thomas J. McInerney(4)            165        Director, Hemisphere Inc. (May
7337 E. Doubletree Ranch Rd.                 2003 - Present); Equitable
Scottsdale, AZ 85258                         Life Insurance Co., Golden
Born: 1956                                   American Life Insurance Co.,
                                             Life Insurance Company of
                                             Georgia, Midwestern United
                                             Life Insurance Co., ReliaStar
                                             Life Insurance Co., Security
                                             Life of Denver, Security
                                             Connecticut Life Insurance
                                             Co., Southland Life Insurance
                                             Co., USG Annuity and Life
                                             Company, and United Life and
                                             Annuity Insurance Co. Inc
                                             (March 2001 - Present);
                                             Director, Ameribest Life
                                             Insurance Co., (March 2001 to
                                             January 2003); Director, First
                                             Columbine Life Insurance Co.
                                             (March 2001 to December 2002);
                                             Member of the Board, National
                                             Commission on Retirement
                                             Policy, Governor's Council on
                                             Economic Competitiveness and
                                             Technology of Connecticut,
                                             Connecticut Business and
                                             Industry Association,
                                             Bushnell; Connecticut Forum;
                                             Metro Hartford Chamber of
                                             Commerce; and is Chairman,
                                             Concerned Citizens for
                                             Effective Government.

--------------------------------------------------------------------------------

                                                   TERM OF OFFICE
                                POSITION(S) HELD    AND LENGTH OF            PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE             WITH COMPANY     TIME SERVED(1)           DURING THE PAST FIVE YEARS
---------------------           ----------------   --------------           --------------------------
TRUSTEES WHO ARE "INTERESTED
 PERSONS"
John G. Turner(5)                 Trustee          July 2000 -       Chairman, Hillcrest Capital Partners
7337 E. Doubletree Ranch Rd.                       Present           (May 2002 - Present); President, Turner
Scottsdale, AZ 85258                                                 Investment Company (January 2002 -
Born: 1939                                                           Present). Mr. Turner was formerly Vice
                                                                     Chairman of ING Americas (2000 - 2002);
                                                                     Chairman and Chief Executive Officer of
                                                                     ReliaStar Financial Corp. and ReliaStar
                                                                     Life Insurance Company (1993 - 2000);
                                                                     Chairman of ReliaStar United Services
                                                                     Life Insurance Company (1995 - 1998);
                                                                     Chairman of ReliaStar Life Insurance
                                                                     Company of New York (1995 - 2001);
                                                                     Chairman of Northern Life Insurance
                                                                     Company (1992 - 2001); Chairman and
                                                                     Trustee of the Northstar affiliated
                                                                     investment companies (1993 - 2001) and
                                                                     Director, Northstar Investment
                                                                     Management Corporation and its
                                                                     affiliates (1993 - 1999).

                                NUMBER OF
                               PORTFOLIOS
                                 IN FUND
                                 COMPLEX
                               OVERSEEN BY        OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE            TRUSTEE            HELD BY TRUSTEE
---------------------          -----------        -------------------
TRUSTEES WHO ARE "INTERESTED
 PERSONS"
John G. Turner(5)                 111        Director,Hormel Foods
7337 E. Doubletree Ranch Rd.                 Corporation (March 2000 -
Scottsdale, AZ 85258                         Present); Shopko Stores, Inc.
Born: 1939                                   (August 1999 - Present); and
                                             M.A. Mortenson Company (March
                                             2002 - Present).

------------------

(1) Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy.

(2) Valuation Committee member.

(3) Audit Committee member.

(4) Mr. McInerney is an "interested person," as defined by the 1940 Act, because of his affiliation with ING U.S. Worksite Financial Services, an affiliate of ING Investments, LLC.

(5) Mr. Turner is an "interested person," as defined by the 1940 Act, because of his affiliation with ING Americas, an affiliate of ING Investments, LLC.

--------------------------------------------------------------------------------

                                                            TERM OF OFFICE
                                    POSITION(S) HELD         AND LENGTH OF               PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE               WITH THE COMPANY        TIME SERVED(1)              DURING THE PAST FIVE YEARS
---------------------               ----------------        --------------              --------------------------
OFFICERS:

James M. Hennessy                  President and Chief      February 2001 -      President and Chief Executive Officer of
7337 E. Doubletree Ranch Rd.       Executive Officer        Present              ING Capital Corporation, LLC, ING Funds
Scottsdale, AZ 85258               Chief Operating                               Services, LLC, ING Advisors, Inc., ING
Born: 1949                         Officer                  July 2000 -          Investments, LLC, Lexington Funds
                                   Senior Executive         Present              Distributor, Inc., Express America T.C.
                                   Vice President           July 2000 -          Inc. and EAMC Liquidation Corp. (since
                                   Secretary                February 2001        December 2001); Executive Vice President
                                                            July 2000 -          and Chief Operating Officer of ING Funds
                                                            February 2001        Distributor, LLC (since June 2000).
                                                                                 Formerly, Executive Vice President and
                                                                                 Chief Operating Officer of ING
                                                                                 Quantitative Management, Inc. (October
                                                                                 2001 to September 2002); Senior
                                                                                 Executive Vice President (June 2000 to
                                                                                 December 2000) and Secretary (April 1995
                                                                                 to December 2000) of ING Capital
                                                                                 Corporation, LLC, ING Funds Services,
                                                                                 LLC, ING Investments, LLC, ING Advisors,
                                                                                 Inc., Express America T.C. Inc., and
                                                                                 EAMC Liquidation Corp.; and Executive
                                                                                 Vice President, ING Capital Corporation,
                                                                                 LLC and its affiliates (May 1998 to June
                                                                                 2000) and Senior Vice President, ING
                                                                                 Capital Corporation, LLC and its
                                                                                 affiliates (April 1995 to April 1998).

Stanley D. Vyner                   Executive Vice           July 2000 -          Executive Vice President of ING
7337 E. Doubletree Ranch Rd.       President                Present              Advisors, Inc. and ING Investments, LLC
Scottsdale, Arizona 85258                                                        (July 2000 to present) and Chief
Born: 1950                                                                       Investment Officer of the International
                                                                                 Portfolios, ING Investments, LLC (July
                                                                                 1996 to present). Formerly, President
                                                                                 and Chief Executive Officer of ING
                                                                                 Investments, LLC (August 1996 to August
                                                                                 2002).

Michael J. Roland                  Executive Vice           February 2002 -      Executive Vice President, Chief
7337 E. Doubletree Ranch Rd.       President and            Present              Financial Officer and Treasurer of ING
Scottsdale, AZ 85258               Assistant Secretary                           Funds Services, LLC, ING Funds
Born: 1958                         Principal Financial      July 2000 -          Distributor, LLC, ING Advisors, Inc.,
                                   Officer                  Present              ING Investments, LLC (December 2001 to
                                   Senior Vice              July 2000 -          present), Lexington Funds Distributor,
                                   President                February 2002        Inc., Express America T.C. Inc. and EAMC
                                                                                 Liquidation Corp. (since December 2001).
                                                                                 Formerly, Executive Vice President,
                                                                                 Chief Financial Officer and Treasurer of
                                                                                 ING Quantitative Management, Inc.
                                                                                 (December 2001 to October 2002); Senior
                                                                                 Vice President, ING Funds Services, LLC,
                                                                                 ING Investments, LLC, and ING Funds
                                                                                 Distributor, LLC (June 1998 to December
                                                                                 2001) and Chief Financial Officer of
                                                                                 Endeavor Group (April 1997 to June
                                                                                 1998).

Robert S. Naka                     Senior Vice              July 2000 -          Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.       President and            Present              Secretary of ING Funds Services, LLC,
Scottsdale, AZ 85258               Assistant Secretary                           ING Funds Distributor, LLC, ING
Born: 1963                                                                       Advisors, Inc., ING Investments, LLC
                                                                                 (October 2001 to present) and Lexington
                                                                                 Funds Distributor, Inc. (since December
                                                                                 2001). Formerly, Senior Vice President
                                                                                 and Assistant Secretary for ING
                                                                                 Quantitative Management, Inc. (October
                                                                                 2001 to October 2002); Vice President,
                                                                                 ING Investments, LLC (April 1997 to
                                                                                 October 1999), ING Funds Services, LLC
                                                                                 (February 1997 to August 1999) and
                                                                                 Assistant Vice President, ING Funds
                                                                                 Services, LLC (August 1995 to February
                                                                                 1997).

Robyn L. Ichilov                   Vice President and       July 2000 -          Vice President of ING Funds Services,
7337 E. Doubletree Ranch Rd.       Treasurer                Present              LLC (since October 2001) and ING
Scottsdale, AZ 85258                                                             Investments, LLC (since August 1997);
Born: 1967                                                                       Accounting Manager, ING Investments, LLC
                                                                                 (since November 1995).

Kimberly A. Anderson               Vice President and       February 2001 -      Vice President and Assistant Secretary
7337 E. Doubletree Ranch Rd.       Secretary                Present              of ING Funds Services, LLC, ING Funds
Scottsdale, AZ 85258               Assistant Vice           July 2000 -          Distributor, LLC, ING Advisors, Inc.,
Born: 1964                         President and            February 2001        ING Investments, LLC (since October
                                   Assistant Secretary                           2001) and Lexington Funds Distributor,
                                                                                 Inc. (since December 2001). Formerly,
                                                                                 Vice President for ING Quantitative
                                                                                 Management, Inc. (October 2001 to
                                                                                 October 2002); Assistant Vice President
                                                                                 of ING Funds Services, LLC (November
                                                                                 1999 to January 2001) and has held
                                                                                 various other positions with ING Funds
                                                                                 Services, LLC for more than the last
                                                                                 five years.

Lauren D. Bensinger                Vice President           February 2003 -      Vice President and Chief Compliance
7337 E. Doubletree Ranch Rd.                                Present              Officer, ING Funds Distributor, LLC.
Scottsdale, Arizona 85258                                                        (July 1995 to Present); Vice President
Born: 1954                                                                       (February 1996 to Present) and Chief
                                                                                 Compliance Officer (October 2001 to
                                                                                 Present) ING Investments, LLC; Vice
                                                                                 President and Chief Compliance Officer,
                                                                                 ING Advisors, Inc. (July 2000 to
                                                                                 Present), Formerly Vice President and
                                                                                 Chief Compliance Officer ING
                                                                                 Quantitative Management, Inc. (July 2000
                                                                                 to September 2002), and Vice President,
                                                                                 ING Fund Services, LLC (July 1995 to
                                                                                 Present).

--------------------------------------------------------------------------------

                                                            TERM OF OFFICE
                                    POSITION(S) HELD         AND LENGTH OF               PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE               WITH THE COMPANY        TIME SERVED(1)              DURING THE PAST FIVE YEARS
---------------------               ----------------        --------------              --------------------------
OFFICERS:
Todd Modic                         Assistant Vice           August 2001 -        Vice President of Financial
7337 E. Doubletree Ranch Rd.       President                Present              Reporting-Fund Accounting of ING Funds
Scottsdale, AZ 85258                                                             Services, LLC (September 2002 to
Born: 1967                                                                       present). Director of Financial
                                                                                 Reporting of ING Investments, LLC (
                                                                                 March 2001 to September 2002). Formerly,
                                                                                 Director of Financial Reporting, Axient
                                                                                 Communications, Inc. (May 2000 to
                                                                                 January 2001) and Director of Finance,
                                                                                 Rural/Metro Corporation (March 1995 to
                                                                                 May 2000).

Maria M. Anderson                  Assistant Vice           August 2001 -        Assistant Vice President of ING Funds
7337 E. Doubletree Ranch Rd.       President                Present              Services, LLC (since October 2001).
Scottsdale, AZ 85258                                                             Formerly, Manager of Fund Accounting and
Born: 1958                                                                       Fund Compliance, ING Investments, LLC
                                                                                 (September 1999 to November 2001);
                                                                                 Section Manager of Fund Accounting,
                                                                                 Stein Roe Mutual Funds (July 1998 to
                                                                                 August 1999); and Financial Reporting
                                                                                 Analyst, Stein Roe Mutual Funds (August
                                                                                 1997 to July 1998).

Susan P. Kinens                    Assistant Vice           February 2003 -      Assistant Vice President and Assistant
7337 E. Doubletree Ranch Rd.       President and            Present              Secretary, ING Funds Services, LLC
Scottsdale, AZ 85258               Assistant Secretary                           (December 2002 - Present); and has held
Born: 1976                                                                       various other positions with ING Funds
                                                                                 Services, LLC for the last five years.

------------------

(1) The officers hold office until the next annual meeting of the Trustees and until their successors have been elected and qualified.

      INVESTMENT MANAGER

      ING Investments, LLC
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258

      DISTRIBUTOR

      ING Funds Distributor, LLC
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258

      TRANSFER AGENT

      DST Systems, Inc.
      P.O. Box 219368
      Kansas City, Missouri 64141-6368

      CUSTODIAN

      Brown Brothers Harriman & Co.
      40 Water Street
      Boston, Massachusetts 02109

      LEGAL COUNSEL

      Dechert
      1775 Eye Street, N.W.
      Washington, D.C. 20006

      INDEPENDENT AUDITORS

      KPMG LLP
      99 High Street
      Boston, MA 02110-2371

      Prospectus containing more complete information regarding the Trust, including charges and expenses, may be obtained by calling ING Variable Annuities' Customer Service Desk at
      1-800-366-0066. Please read the prospectus carefully before you invest or send money.


[ING FUNDS LOGO]                                     VPEMSAR0603-081803

ITEM 2. CODE OF ETHICS.


Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEMS 4-8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-CSR and the officer certifications of such Form N-CSR.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a) Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT. The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING VP Emerging Markets Fund, Inc.
              ----------------------------------





By /s/ James M. Hennessy
   ------------------------
       James M. Hennessy
       President and Chief Executive Officer

Date:  August 28, 2003
       -------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.





By /s/ James M. Hennessy
   ------------------------
       James M. Hennessy
       President and Chief Executive Officer

Date:  August 28, 2003
       -------------------------





By /s/ Michael J. Roland
   ------------------------
       Michael J. Roland
       Executive Vice President and Chief Financial Officer

Date:  August 28, 2003
       -------------------------